Earnings per Share	12 Months Ended
Dec. 31, 2020
Notes to Consolidated Financial Statements [Abstract]
Note 22 - Earnings per Share

Note 22 - Earnings per Share

Basic earnings per share

Calculation of the basic earnings per share for the year ended December 31, 2020, is based on the earnings allocated to the holders of the ordinary shares divided by the weighted-average number of ordinary shares outstanding, calculated as follows:

For the year ended December 31
2020	2019	2018
$ millions	$ millions	$ millions

Earnings attributed to the shareholders of the Company	11	475	1,240

Weighted-average number of ordinary shares in thousands:

For the year ended December 31
2020	2019	2018
Shares thousands	Shares thousands	Shares thousands

Balance as at January 1	1,279,379	1,278,084	1,276,238
Shares issued during the year	29	98	73
Shares vested	618	768	898
Weighted average number of ordinary shares used in computation of the basic earnings per share	1,280,026	1,278,950	1,277,209

Diluted earnings per share

Calculation of the diluted earnings per share for the year ended December 31, 2020, is based on the earnings allocated to the holders of the ordinary shares divided by the weighted-average number of ordinary shares outstanding after adjustment for the number of potential diluted ordinary shares, calculated as follows:

Weighted average number of ordinary shares (diluted) in thousands:

For the year ended December 31
2020	2019	2018
Shares thousands	Shares thousands	Shares thousands

Weighted average number of ordinary shares used in the computation of the basic earnings per share	1,280,026	1,278,950	1,277,209
Effect of stock options and restricted shares	247	3,106	2,572
Weighted average number of ordinary shares used in the computation of the diluted earnings per share	1,280,273	1,282,056	1,279,781

At December 31, 2020, 27 million options were excluded from the diluted weighted average number of ordinary shares calculation as their effect would have been anti‑dilutive, (at December 31, 2019 and 2018 – 17.5 million options and 5 million options, respectively).

Note 22 - Earnings per Share (cont'd)

The average market value of the Company’s shares, for purposes of calculating the dilutive effect of the stock options, is based on the quoted market prices for the period in which the options were outstanding.